Employee Compensation and Benefit Plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Compensation and Benefit Plans
Note 9 – Employee Compensation and Benefit Plans

Under our 2013 Omnibus Incentive Plan (the “Incentive Plan”), we are authorized to issue up to 63 million shares of our common stock. Under the Incentive Plan, we can grant stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), and performance awards to eligible employees, consultants, advisors and non-employee directors. As of December 31, 2017, there were 15 million shares of common stock available for future grants under the Incentive Plan.

In January 2018, we closed on our previously announced acquisition of Layer3 TV, Inc. (“Layer3 TV”). Upon closing, the Layer3 TV 2013 Stock Plan and stock restriction agreements between Layer3 and certain employees were added to the Registration Statement related to the Incentive Plan. See Note 15 - Subsequent Events for further information regarding the Layer3 TV acquisitions.

We grant RSUs to eligible employees and certain non-employee directors and performance-based restricted stock units (“PRSUs”) to eligible key executives. RSUs entitle the grantee to receive shares of our common stock at the end of a vesting period of generally up to 3 years, subject to continued service through the applicable vesting date. PRSUs entitle the holder to receive shares of our common stock at the end of a vesting period of generally up to 3 years if the applicable performance goals are achieved and generally subject to continued employment through the vesting period. The number of shares ultimately received by the holder of PRSUs is dependent on our business performance against the specified performance goal(s) over a pre-established performance period. We also maintain an employee stock purchase plan (“ESPP”), under which eligible employees can purchase our common stock at a discounted price.

Stock-based compensation expense and related income tax benefits were as follows:

(in millions, except shares, per share and contractual life amounts)	December 31, 2017	December 31, 2016	December 31, 2015
Stock-based compensation expense	$306	$235	$201
Income tax benefit related to stock-based compensation	73	80	71
Realized excess tax benefit	—	—	79
Weighted average fair value per stock award granted	60.21	45.07	35.56
Unrecognized compensation expense	445	389	327
Weighted average period to be recognized (years)	1.9	2.0	2.0
Fair value of stock awards vested	503	354	445

Stock Awards

RSU and PRSU Awards

The following activity occurred under the RSU and PRSU awards:

(in millions, except shares, per share and contractual life amounts)	Number of Units(1)	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Nonvested, December 31, 2016	15,715,391	$37.93	1.1	$904
Granted	7,133,359	60.21
Vested	(8,338,271)	35.47
Forfeited	(814,936)	49.02
Nonvested, December 31, 2017	13,695,543	50.38	1.1	870

(1)	PRSUs included in the table above are shown at target. Share payout can range from 0 to 200% based on different performance outcomes.

Payment of the underlying shares in connection with the vesting of stock awards generally triggers a tax obligation for the employee, which is required to be remitted to the relevant tax authorities. We have agreed to withhold stock otherwise issuable under the award to cover certain of these tax obligations, with the net shares issued to the employee accounted for as outstanding common stock. We withheld 2,754,721 and 2,605,807 shares of stock to cover tax obligations associated with the payment of shares upon vesting of stock awards and remitted cash of $166 million and $121 million to the appropriate tax authorities for the years ended December 31, 2017 and 2016, respectively.

Employee Stock Purchase Plan

Our ESPP allows eligible employees to contribute up to 15% of their eligible earnings toward the semi-annual purchase of our common stock at a discounted price, subject to an annual maximum dollar amount. Employees can purchase stock at a 15% discount applied to the closing stock price on the first or last day of the six-month offering period, whichever price is lower. The number of shares issued under our ESPP was 1,832,043 and 1,905,534 for the years ended December 31, 2017 and 2016, respectively.

Stock Options

Prior to the business combination, MetroPCS had established the MetroPCS Communications, Inc. 2010 Equity Incentive Compensation Plan, the Amended and Restated MetroPCS Communications, Inc. 2004 Equity Incentive Compensation Plan and the Second Amended and Restated 1995 Stock Option Plan (“Predecessor Plans”). Following stockholder approval of the Incentive Plan, no new awards have been or may be granted under the Predecessor Plans.

The following activity occurred under the Predecessor Plans:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding and exercisable, December 31, 2016	833,931	$31.75	2.3
Exercised	(450,873)	44.18
Expired	(9,900)	45.76
Outstanding and exercisable, December 31, 2017	373,158	16.36	2.8

Stock options exercised under the Predecessor Plans generated proceeds of approximately $21 million and $29 million for the years ended December 31, 2017 and 2016, respectively.

Employee Retirement Savings Plan

We sponsor a retirement savings plan for the majority of our employees under section 401(k) of the Internal Revenue Code and similar plans. The plans allow employees to contribute a portion of their pretax income in accordance with specified guidelines. The plans provide that we match a percentage of employee contributions up to certain limits. Employer matching contributions were $87 million, $83 million and $73 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Legacy Long-Term Incentive Plan

Prior to the business combination with MetroPCS Communications, Inc., we maintained a performance-based Long-Term Incentive Plan (“LTIP”) which aligned to our long-term business strategy. As of December 31, 2017 and 2016, there were no LTIP awards outstanding and no new awards are expected to be granted under the LTIP.

Compensation expense reported within operating expenses related to our LTIP and payments to participants related to our LTIP were as follows:

(in millions)	December 31, 2017	December 31, 2016	December 31, 2015
Compensation expense	$—	$—	$27
Payments	—	52	57